Impairment of Goodwill and Long-Lived Assets	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Impairment of Goodwill and Long-Lived Assets
24.	IMPAIRMENT OF GOODWILL AND LONG-LIVED ASSETS

As of December 31, 2014, the Group performed an impairment analysis of goodwill at all reporting units where events occur that could potentially lead to the impairment. The Group considers the relationship between market capitalization and its book value, among other factors, when reviewing for indicators of impairment. In addition, the Group’s long-lived assets were tested for recoverability at those reporting units, where events or changes in circumstances indicate that their carrying amounts may not be recoverable. Cash flow forecasts used in the test were based on the assumptions as of December 31, 2014.

The forecasted period for non-mining subsidiaries of the Group was assumed to be five years to reach stabilized cash flows, and the value beyond the forecasted period was based on the terminal growth rate of 2.5%. For mining subsidiaries of the Group the forecasted period was based on the remaining life of the mines. Cash flows projections were prepared using assumptions that comparable market participants would use.

Forecasted inflation rates for the period 2015-2019 that were used in cash flow projections were as follows:

Region	2015	2016	2017	2018	2019
Russia	12%	6%	5%	5%	5%
European countries	3%	3%	3%	4%	3%

Discount rates used in the impairment test for goodwill were estimated in nominal terms on the weighted average cost of capital basis. These rates, estimated for each year for the forecasted period, are as follows:

	2015	2016	2017	2018	2019
Discount rate	14.63%	14.22%	13.88%	13.15%	11.38%

Based on the results of the impairment analysis of long-lived assets, including definite-lived intangibles and goodwill performed by the Group during the year ended December 31, 2014, no goodwill impairment for the year ended December 31, 2014 was recognized.

As of December 31, 2014, the number of reporting units where the Group tested long-lived assets for recoverability was 21. The Group tested long-lived assets for impairment at each reporting unit where the potential amount of such impairment could be material.

According to the results of the impairment analysis of long-lived assets, an impairment loss of $120,237 for the year ended December 31, 2014 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2014
Izhstal..	Steel	101,097
DEMP	Steel	18,020
Mechel Service Romania S.R.L..	Steel	1,120

Total		120,237

The remaining carrying value of the long-lived assets of Mechel Service Romania S.R.L. after recording of long-lived assets impairment as of December 31, 2014 was $4,251. The remaining carrying value of the long-lived assets of Izhstal and DEMP was $nil.

According to the results of the impairment analysis of goodwill as of December 31, 2014, the following reporting units with goodwill allocated for testing purposes have the estimated fair values that are not substantially in excess of their carrying values and goodwill for such reporting units, if impaired, could materially impact the Group’s results:

Reporting unit	Segment	The excess of fair value over carrying value	Goodwill allocated to the reporting unit
KPSC	Power	72%	18,234
Yakutugol	Mining	54%	237,892

In order to determine a reporting unit which had a fair value that was not substantially in excess of its carrying value the Group compared the carrying value of each reporting unit to its fair value based on the discounted cash flows expected to be generated by this reporting unit. As of December 31, 2014, two Group’s reporting unit KPSC and Yakutugol had 72% and 54% excess of fair value over its carrying value, respectively, while others had the excess of 106% and more.

The material assumptions that drive the estimated fair values of KPSC and Yakutugol are represented by sales volumes, coal and power and electricity prices, discount rates. Some of these assumptions materially deviate from the Group’s historical results primarily due to the market downturns and economic slowdowns in the recent years in Russia, where KPSC and Yakutugol are located. All these material assumptions are based on the Group’s projections and are subject to risk and uncertainty.

Based on the sensitivity analysis carried out as of December 31, 2014, the following minimum changes in key assumptions used in the goodwill impairment test would trigger the impairment of goodwill at KPSC and Yakutugol (the actual impairment loss that the Group would need to recognize under these hypotheses would depend on the appraisal of the fair values of the reporting unit’s assets, which has not been conducted):

•	0.8% and 18.1% decrease in future planned revenues, respectively;

•	6.6% and 7.7% point increase in discount rates for each year within the forecasted period, respectively;

•	11.4% points decrease in cash flows growth rate after the forecasted period at KPSC.

The Group believes that the values assigned to key assumptions and estimates represent the most realistic assessment of future trends.

According to the results of the impairment analysis of goodwill, an impairment loss of $38,310 for the year ended December 31, 2013 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2013
KPSC	Power	28,144
Ekos-plus.	Mining	4,069
WNL Staal	Steel	2,263
Ramateks	Steel	2,248
Mechel Transport	Mining	1,586

Total		38,310

The remaining carrying value of the goodwill for KPSC where the Group recorded goodwill impairment as of December 31, 2013 was $31,352. The remaining carrying value of goodwill for Ekos-plus, WNL Staal, Ramateks and Mechel Transport was $nil.

According to the results of the impairment analysis of long-lived assets, an impairment loss of $177,417 for the year ended December 31, 2013 was recognized for DEMP. The remaining carrying value of the long-lived assets of DEMP after recording of long-lived assets impairment as of December 31, 2013 was $35,661.

According to the results of the impairment analysis of goodwill as of December 31, 2013, the following reporting units with goodwill allocated for testing purposes had the estimated fair values that are not substantially in excess of their carrying values and goodwill for such reporting units, if impaired, could materially impact the Group’s results:

Reporting unit	Segment	The excess of fair value over carrying value	Goodwill allocated to the reporting unit
Yakutugol	Mining	17%	408,915
BFP	Ferroalloy	29%	89,521
Port Posiet	Mining	17%	23,109

The material assumptions that drive the estimated fair values of Yakutugol, BFP and Port Posiet are represented by projected prices, sales volumes, discount rates. Some of these assumptions materially deviate from the Group’s historical results primarily due to the market downturns and economic slowdowns in the recent years in Russia, where Yakutugol, BFP and Port Posiet are located. All these material assumptions are based on the Group’s projections and are subject to risk and uncertainty Changes in these material assumptions could result in lower than expected cash flows that may trigger the impairment of goodwill and long-lived assets.

The Group believes that the values assigned to key assumptions and estimates represent the most realistic assessment of future trends.

According to the results of the impairment analysis of goodwill, an impairment loss of $361,969 for the year ended December 31, 2012 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2012
DEMP.	Steel	205,522
Ductil Steel S.A.	Steel	92,398
Cognor	Steel	62,118
Nemunas	Steel	1,931

Total		361,969

The remaining carrying value of goodwill of these reporting units was $nil.

According to the results of the impairment analysis of long-lived assets, an impairment loss of $245,908 for the year ended December 31, 2012 was recognized in the following reporting units:

Reporting unit	Segment	Impairment loss as for the year ended December 31, 2012
Ductil Steel S.A.	Steel	115,181
Mechel Targoviste S.A.	Steel	48,806
Kazakhstansky Nickel Mining Company	Steel	23,864
Laminorul S.A.	Steel	29,933
Mechel Campia Turzii S.A	Steel	19,727
Nemunas	Steel	8,397

Total		245,908

The remaining carrying value of the long-lived assets of these reporting units was $nil.